SIGNIFICANT ACCOUNTING POLICIES - 10Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Outstanding Equity Awards Not Included in the Diluted Net Loss per Share Calculation
The following outstanding equity awards are not included in the diluted net income (loss) per share attributable to Ultrapetrol (Bahamas) Limited calculation because they would have had an antidilutive effect:

	For the six month periods ended June 30, (unaudited)
	2013	2012

Stock options	348,750	348,750
Restricted stock	-	680,000
Convertible debt	-	13,051,000
Total	348,750	14,079,750

The following outstanding equity awards are not included in the diluted net loss per share calculation because they would have had an antidilutive effect:

	For the years ended December 31,
	2012	2011	2010

Stock options	459,000	349,000	349,000
Restricted stock	329,000	705,000	520,000
Convertible debt	13,051,000	13,051,000	13,051,000
Total	13,839,000	14,105,000	13,920,000

Computation of Basic and Diluted Loss per Share
The following table sets forth the computation of basic and diluted net income (loss) per share attributable to Ultrapetrol (Bahamas) Limited:

	For the six month periods ended June 30, (unaudited)
	2013	2012

Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	$7,632	$(19,217)

Basic weighted average number of shares	140,092,934	29,568,622
Effect on dilutive shares-- Options and restricted stock	182,858	-

Diluted weighted average number of shares	140,275,792	29,568,622

Basic and diluted income (loss) per share attributable to Ultrapetrol (Bahamas) Limited	$0.05	$(0.65)

The following table sets forth the computation of basic and diluted loss per share attributable to Ultrapetrol (Bahamas) Limited.

	For the years ended December 31,
	2012	2011	2010

Loss from continuing operations	$(63,657)	$(18,805)	$(4,856)
Loss from discontinued operations	-	-	(515)
Net loss	$(63,657)	$(18,805)	$(5,371)

	For the years ended December 31,
	2012	2011	2010

Basic and diluted weighted average number of shares	35,382,913	29,547,365	29,525,025

Basic and diluted loss per share:
From continuing operations	$(1.80)	$(0.64)	$(0.16)
From discontinued operations	-	-	(0.02)
	$(1.80)	$(0.64)	$(0.18)

Accumulated Other Comprehensive Loss
The components of accumulated other comprehensive income (loss) in the condensed consolidated balance sheets were as follows:

	At June 30, 2013 (unaudited)	At December 31, 2012

Unrealized net losses on interest rate collar	$(1,482)	$(1,958)
Unrealized net losses on interest rate swap	(190)	(803)
Unrealized net gains on EURO hedge	132	137
Accumulated other comprehensive income (loss)	(1,540)	(2,624)

Amounts attributable to noncontrolling interest	(12)	(46)
Amounts attributable to Ultrapetrol (Bahamas) Limited	$(1,528)	$(2,578)

The components of accumulated other comprehensive loss in the consolidated balance sheets were as follows:

	At December 31,
	2012	2011

Unrealized net losses on interest rate collar	$(1,958)	$(1,727)
Unrealized net losses on interest rate swaps	(803)	(482)
Unrealized net gains on EURO hedge	137	145
Accumulated other comprehensive loss	(2,624)	(2,064)

Amounts attributable to noncontrolling interest	(46)	(27)
Amounts attributable to Ultrapetrol (Bahamas) Limited	$(2,578)	$(2,037)